SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) (Parenthetical) - Convertible Promissory Note Related Parties One [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest rate	5.00%	5.00%	5.00%
Maturity date	Dec. 31, 2022	Dec. 31, 2022
Conversion price per share	$ 1.20	$ 1.20	$ 1.20
Note Payable One [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	$ 6,525,000	$ 6,525,000
Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	$ 975,000		$ 975,000